TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
TERM LOANS [Abstract]
Schedule of Short Term Loans

	2012	2011

Classified by financial institutions:
China Citic Bank	$6,420,443	$3,177,680
China Merchants Bank	9,630,664	7,944,200
Bank of Zhengzhou	7,704,531	7,626,431
Shanghai Pudong Development Bank	16,051,107	11,121,880
Bank of Luoyang	-	9,533,040
Bank of Xuchang	4,815,332	4,766,520
China Everbright Bank	1,605,111	-
Commercial Bank of Kaifeng	3,210,221	-
Ping An Bank	8,025,553	-
	$57,462,962	$44,169,751

Additional information:
Maximum balance outstanding during the year	$62,278,294	$44,884,729
Interest expense	$3,525,936	$2,912,292
Range of interest rate	0.465% - 1.205%	0.347% - 0.868%
Weighted average interest rate	3.29%	3.27%

Schedule of Debt

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2012	loan amount

China Citic Bank	Secured by Henan Green's assets	August 21, 2012 to March 16, 2013	$3,210,221	$3,210,221

China Citic Bank	Secured by Henan Green's assets	December 7, 2012 to July 7, 2013	1,605,111	1,605,111

China Citic Bank	Secured by Henan Green's assets	December 19, 2012 to July 19, 2013	1,605,111	1,605,111

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	September 10, 2012 to September 10, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Guaranteed by third party	August 31, 2012 to August 31, 2013	4,815,332	4,815,332

Bank of Zhengzhou	Secured by Henan Green's bank deposit	December 12, 2012 to December 12, 2013	2,889,199	2,889,199

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 1, 2012 to January 31, 2013	2,247,155	2,247,155

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	February 24, 2012 to February 23, 2013	2,568,177	2,568,177

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	March 16, 2012 to March 15, 2013	1,605,111	1,605,111

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	November 28, 2012 to November 27, 2013	4,815,332	4,815,332

Shanghai Pudong Development Bank	Guaranteed by third party, Mingwang Lu	November 27, 2012 to November 26, 2013	4,815,332	4,815,332

Ping An Bank	Guaranteed by third party	December 03, 2012 to December 03, 2013	8,025,553	8,025,553

Bank of Xuchang	Guaranteed by third party	April 27, 2012 to April 25, 2013	4,815,332	4,815,332

China Everbright Bank	Guaranteed by third party & Mingwang Lu and Yi Lu	July 20, 2012 to July 19, 2013	1,605,111	1,605,111

Commercial Bank of Kaifeng	Guaranteed by third party & Mingwang Lu	August 23, 2012 to August 22, 2013	3,210,221	3,210,221

			$57,462,962	$57,462,962